EARNINGS PER SHARE	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
EARNINGS PER SHARE
EARNINGS PER SHARE

NOTE 15—EARNINGS PER SHARE

Earnings per share are based on the amount of income allocated to the shareholders and the weighted‑average number of shares outstanding during the period for each class of common stock. Outstanding options to purchase 597,749 and 977,352 shares are not included in the calculation of diluted weighted-average shares outstanding for the three and nine months ended September 30, 2017 as the effect is antidilutive.

Earnings related to periods prior to the reorganization and 144A Offering are attributable to the Predecessor. The following table presents the Company’s calculation of basic and diluted earnings per share for the three and nine months ended September 30, 2017 and 2016 (dollars in thousands, except share and per share amounts):

	Three months ended September 30,		Nine months ended September 30,
	2017	2016	2017	2016
Net income (loss)	$2,593	$(35,204)	$(20,177)	$(289,235)
Net loss attributable to Predecessor	—	34,931	—	285,359
Net (income) loss attributable to noncontrolling interests	(1,369)	273	13,013	3,876
Net income (loss) attributable to Select Energy Services, Inc.	$1,224	$—	$(7,164)	$—
Allocation of net income (loss) attributable to:
Class A-1 stockholders	$—		$(2,679)
Class A stockholders	1,224		(4,485)
Class B stockholders	—		—
	$1,224		$(7,164)
Weighted average shares outstanding:
Class A-1-Basic	—		9,671,795
Class A-Basic	30,336,923		16,189,997
Class B-Basic	38,462,541		38,462,541
Net income (loss) per share attributable to common stockholders:
Class A-1-Basic	$—		$(0.28)
Class A-Basic	$0.04		$(0.28)
Class B-Basic	$—		$—
Weighted average shares outstanding:
Class A-1-Diluted	—		9,671,795
Class A-Diluted	30,357,572		16,189,997
Class B-Diluted	38,462,541		38,462,541
Net income (loss) per share attributable to common stockholders:
Class A-1-Diluted	$—		$(0.28)
Class A-Diluted	$0.04		$(0.28)
Class B-Diluted	$—		$—

NOTE 16—EARNINGS PER SHARE

Earnings per share are based on the amount of income allocated to the shareholders and the weighted‑average number of shares outstanding during the period for each class of common stock. The Company’s outstanding options are not included in the calculation of diluted weighted average shares outstanding for the periods presented as the effect is antidilutive.

Earnings related to periods prior to the reorganization and 144A Offering are attributable to the Predecessor. The following table presents the Company’s calculation of basic and diluted earnings per share for the year ended December 31, 2016 (dollars in thousands, except share and per share amounts):

Year Ended December 31, 2016
Net loss	$(313,948)
Net loss attributable to Predecessor	306,481
Net loss attributable to noncontrolling interests	6,424
Net loss attributable to Select Energy Services, Inc.	$(1,043)
Allocation of loss attributable to:
Class A-1 stockholders	$(844)
Class A stockholders	(199)
Class B stockholders	—
$(1,043)
Weighted average shares outstanding:
Class A-1—Basic & Diluted	16,100,000
Class A—Basic & Diluted	3,802,972
Class B-Basic & Diluted	38,462,541
Net loss per share attributable to common stockholders:
Class A-1—Basic & Diluted	$(0.05)
Class A—Basic & Diluted	$(0.05)
Class B—Basic & Diluted	$—